Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-10-02	12 Months Ended
Dec. 31, 2025
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Oct. 02, 2023
Erroneous Compensation Analysis	Under the terms of this policy, following an accounting restatement of the Company’s financial statements, due to material noncompliance with any financial reporting requirement under securities laws, the Board or an appropriate Board committee must clawback any “excess compensation” received by an executive officer (current or former) during the applicable look-back period regardless of whether the executive officer engaged in misconduct or was otherwise directly or indirectly responsible for the accounting restatement. The Company will not indemnify any executive officer against the loss of any excess compensation as a result of the application of the clawback policy.
Aggregate Erroneous Compensation Not Yet Determined	The Company will not indemnify any executive officer against the loss of any excess compensation as a result of the application of the clawback policy.